LOANS (excluding covered loans) - Commercial and Consumer Credit Exposure by Risk Attribute (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Recorded Investment [Line Items]
Commercial	$ 856,981	$ 800,253
Real Estate - Construction	114,974	163,543
Real Estate - Commercial	1,233,067	1,139,931
Real Estate Residential	287,980	269,173
Installment	67,543	69,711
Home equity	358,960	341,310
Non Covered Loans
Financing Receivable, Recorded Investment [Line Items]
Commercial	856,981	800,253
Real Estate - Construction	114,974	163,543
Real Estate - Commercial	1,233,067	1,139,931
Loans and Leases Rec, Gross, Total Commercial, Consumer RE and Comm Mortgage	2,205,022	2,103,727
Real Estate Residential	287,980	269,173
Installment	67,543	69,711
Home equity	358,960	341,310
Other	48,942	32,172
Total	763,425	712,366
Non Covered Loans | Pass
Financing Receivable, Recorded Investment [Line Items]
Commercial	799,471	731,932
Real Estate - Construction	89,072	115,988
Real Estate - Commercial	1,110,718	979,023
Loans and Leases Rec, Gross, Total Commercial, Consumer RE and Comm Mortgage	1,999,261	1,826,943
Non Covered Loans | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Commercial	37,547	36,453
Real Estate - Construction	1,751	4,829
Real Estate - Commercial	28,994	63,618
Loans and Leases Rec, Gross, Total Commercial, Consumer RE and Comm Mortgage	68,292	104,900
Non Covered Loans | Substandard
Financing Receivable, Recorded Investment [Line Items]
Commercial	19,435	31,557
Real Estate - Construction	24,151	42,726
Real Estate - Commercial	93,355	97,290
Loans and Leases Rec, Gross, Total Commercial, Consumer RE and Comm Mortgage	136,941	171,573
Non Covered Loans | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Commercial	528	311
Real Estate - Construction	0	0
Real Estate - Commercial	0	0
Loans and Leases Rec, Gross, Total Commercial, Consumer RE and Comm Mortgage	528	311
Non Covered Loans | Performing
Financing Receivable, Recorded Investment [Line Items]
Real Estate Residential	279,958	262,654
Installment	67,136	69,561
Home equity	356,887	338,757
Other	48,942	32,172
Total	752,923	703,144
Non Covered Loans | Nonperforming
Financing Receivable, Recorded Investment [Line Items]
Real Estate Residential	8,022	6,519
Installment	407	150
Home equity	2,073	2,553
Other	0	0
Total	$ 10,502	$ 9,222